Shareholders' Equity	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Shareholders' Equity
Shareholders’ Equity

Common Stock Dividend: In June of 2014, the Company instituted a quarterly cash dividend of $0.05 per share. The dividend was increased to $0.06 per share in July of 2015 and again increased to $.07 per share in October of 2015. During 2015 the Company paid $1.9 million in dividends. The timing and amount of future dividends will be within the discretion of the Board of Directors and will depend on the consolidated earnings, financial condition, liquidity, and capital requirements of the Company and its subsidiaries, applicable governmental regulations and policies, and other factors deemed relevant by the Board.

In July 2014 and October 2014 the Company paid a cash dividend of $0.05 a share, totaling $598,000.

Treasury Stock: The Company, in 2015, announced Plans to purchase up to 500,000 shares of its own stock. During the year ending December 31, 2015 the company purchased 69,454 shares at an average cost of $11.98 per share.

Stock Options: In 1999, 2002 and 2003, the shareholders approved the Company’s Employee Stock Option Plans and in 2005 the shareholders approved the Company’s Directors and Employee Stock Option Plan. In 2015, the shareholders approved the 2015 Equity Incentive Plan. Collectively, these option plans are referred to as (the "Plans"). The Plans are “non-qualified” stock option plans. All options issued under the Plans were fully vested upon issuance. All directors and certain officers and employees of the Company have been granted options under the Plans. All stock option amounts and prices included in the following discussions have been adjusted for stock dividends.

There were no option awards, and hence, no net compensation expenses for both 2015 and 2014.

Option awards are granted with an exercise price equal to the market price of the Company’s stock at the date of the grant. All options issued have 10 year contractual terms and were fully vested as of December 31, 2015.

The following table summarizes stock option activity for the year ended December 31, 2015.

Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at January 1, 2015	311,870	$9.29
Exercised	293,351	$9.23
Expired/terminated	—	$—
Outstanding at December 31, 2015:	18,519	$10.26	0.8	$41,136
Exercisable at December 31, 2015:	18,519	$10.26	0.8	$41,136

Stock options outstanding and exercisable at December 31, 2015 are as follows:

Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life
10.26	18,519	0.8
	18,519	0.8

Preferred Stock: In December of 2013, the Company completed a private placement of newly designated 6.00% Non-Cumulative Perpetual Convertible Preferred Stock, Series B, with a liquidation preference of $1,000 per share. The Company sold 20,000 shares in the placement for gross proceeds of $20.0 million. Each share of Series B Preferred Stock is convertible, at the option of the holder into 93.9496 shares of Common Stock. Upon full conversion of the Series B Preferred Stock, the Company will issue up to 1,878,992 shares of Common Stock assuming that the Conversion Rate does not change. The Conversion Rate and the total number of shares to be issued would be adjusted for stock dividends, stock splits and other corporate actions. The Conversion Rate was set using a conversion price for the common stock of $10.64, which was approximately 20% over the closing price of the common stock on October 10, 2013, the day the Series B Preferred Stock was priced. Proceeds after expenses were $18.5 million. Parke Bancorp utilized a portion of the proceeds to repurchase and retire 16,288 shares of outstanding Fixed Rate Cumulative Perpetual Preferred Stock, Series A. The Company was able to repurchase these shares for an aggregate price of $14.34 million, a discount of $1.9 million.

The Company has recorded dividends on preferred stock in the approximate amount of $1.2 million for the years ended December 31, 2015 and 2014 respectively. All dividend amounts through December 31, 2015 have been paid. The preferred stock qualifies for and is accounted for as equity securities and is included in the Company’s Tier I capital on the date of receipt.